Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	OLSTEIN FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000944690
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2011
Olstein All Cap Value Fund (Prospectus Summary) | Olstein All Cap Value Fund | Adviser Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFAFX
Olstein All Cap Value Fund (Prospectus Summary) | Olstein All Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFALX
The Olstein Strategic Opportunities Fund (Prospectus Summary) | The Olstein Strategic Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFSAX
The Olstein Strategic Opportunities Fund (Prospectus Summary) | The Olstein Strategic Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OFSCX